Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 03, 2012	$ 10,100	$ 2,446	$ (299)	$ 7,913	$ 40
Net income (loss)	(646)			(646)
Other comprehensive income (loss)	(44)				(44)
Shares issued:
Stock-based compensation	86	86
Tax deficiencies related to stock-based compensation	(11)	(11)
Purchase of treasury stock	(25)		25
Treasury stock vested		90	(90)
Ending Balance at Mar. 02, 2013	9,460	2,431	(234)	7,267	(4)
Net income (loss)	(5,873)			(5,873)
Other comprehensive income (loss)	(4)				(4)
Shares issued:
Exercise of stock options	3	3
Stock-based compensation	68	68
Tax deficiencies related to stock-based compensation	(13)	(13)
Purchase of treasury stock	(16)		16
Treasury stock vested		71	(71)
Ending Balance at Mar. 01, 2014	3,625	2,418	(179)	1,394	(8)
Net income (loss)	(304)			(304)
Other comprehensive income (loss)	(15)				(15)
Shares issued:
Exercise of stock options	6	6
Stock-based compensation	50	50
Tax deficiencies related to stock-based compensation	8	8
Purchase of treasury stock	(61)		(141)	80
Treasury stock vested		38	(38)
Ending Balance at Feb. 28, 2015	$ 3,431	$ 2,444	$ 0	$ 1,010	$ (23)